Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 5,944	$ 5,933	$ 5,908
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	(858)	(457)	764
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)		1
Changes in unrealized gains and losses on derivative hedges	74	(25)	(41)
Foreign currency translation	(28)	20	(4)
Changes in unrealized gains and losses on retirement plans	(255)	(142)	(733)
Reclassification to earnings of realized gains and losses	247	393	297
Income taxes related to other comprehensive income (loss)	305	88	(109)
Total other comprehensive income (loss)	(516)	(123)	175
Comprehensive income	5,428	5,810	6,083
Comprehensive (income) loss attributable to noncontrolling interests	(56)	(54)	(57)
Comprehensive income attributable to U.S. Bancorp	$ 5,372	$ 5,756	$ 6,026